Related Party Transactions - John Redmond (Details) - USD ($)	Oct. 25, 2021	Oct. 02, 2019	Oct. 11, 2013	Sep. 12, 2012	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2016
Related Party Transactions
Outstanding loan balances					$ 102,923,633	$ 88,996,117	$ 72,878,591
Related parties payable					$ 1,512,855	$ 885,041	750,872
Exercise price of warrant					$ 0.01	$ 0.01
Warrants purchased from party two | Series B units
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire		2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Exercise price of warrant		$ 0.01
Warrants purchased from party three | Series B units
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire		2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Exercise price of warrant		$ 0.01
NACS, LLC
Related Party Transactions
Outstanding loan balances					$ 35,471,872	$ 32,433,345	28,782,947
Interest rate			8.00%
Default interest rate			12.00%
NACS, LLC | Series B units
Related Party Transactions
Conversion price								$ 0.47
Assumed notes issued to party one
Related Party Transactions
Outstanding loan balances					13,115,206	11,991,755	10,642,073
Interest rate				8.00%
Default interest rate				12.00%
Loan amount				$ 3,270,119
Assumed notes issued to party two
Related Party Transactions
Outstanding loan balances					780,598	698,027	601,356
Interest rate		12.00%
Loan amount		$ 300,000
Related party | John Redmond
Related Party Transactions
Outstanding loan balances					59,503,660	54,325,205	47,874,401
Related parties payable					1,300,000	700,000	600,000
Loan amount					22,096,055	22,096,055	21,851,055
Related party | John Redmond | Warrant one issued
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire	3.00%
Purchase price per unit	$ 0.01	$ 0.01
Related party | John Redmond | Warrant two issued
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire	1.333%
Purchase price per unit	$ 0.01
Related party | John Redmond | Warrants purchased from party two | Series B units
Related Party Transactions
Outstanding loan balances						698,027	601,356
Purchase price per unit		$ 0.01
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Related party | John Redmond | Warrants purchased from party three | Series B units
Related Party Transactions
Outstanding loan balances						465,351	400,904
Percentage of issued and outstanding units on calculation of warrant to acquire		2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Related party | John Redmond | NACS, LLC
Related Party Transactions
Outstanding loan balances					35,471,872	32,433,345	28,782,947
Interest rate		12.00%	8.00%
Loan amount					$ 11,493,949	$ 11,493,949	$ 11,493,949
Related party | John Redmond | NACS, LLC | Series A
Related Party Transactions
Conversion price								1
Related party | John Redmond | NACS, LLC | Series B units
Related Party Transactions
Conversion price								$ 0.47
Related party | John Redmond | Assumed notes issued to party one | Warrants purchased from party two
Related Party Transactions
Interest rate			12.00%
Related party | John Redmond | Assumed notes issued to party one | Warrants purchased from party two | Series B units
Related Party Transactions
Loan amount		$ 300,000
Related party | John Redmond | Assumed notes issued to party two | Warrants purchased from party three
Related Party Transactions
Default interest rate		12.00%
Loan amount		$ 200,000